Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Total cash outflows for leases	€ 534	€ 575
Commitments to purchase property, plant and equipment	264	324
Short term lease expense	97	95
Low value lease expense	79	70
Income from sublet	€ 25	€ 22
Freehold buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Leasehold land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years (or life of lease if less)
Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Estimated useful lives	2–20 years